Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net (loss) income, as adjusted	$ (15,576)	$ (22,320)	$ (4,716)	$ (5,068)	$ (37,896)	$ (9,784)
Basic And Diluted Other Earnings Per Share Disclosures [Abstract]
Basic weighted average shares outstanding	32,182,440		4,661,256		18,383,203	4,659,269
Diluted weighted average shares outstanding	32,182,440		4,661,256		18,383,203	4,659,269
Basic net (loss) income per share	$ (0.48)		$ (1.01)		$ (2.06)	$ (2.1)
Diluted net (loss) income per share	$ (0.48)		$ (1.01)		$ (2.06)	$ (2.1)
Zapata Computing, Inc. [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net (loss) income, as adjusted							$ (29,734)	$ (23,448)
Basic And Diluted Other Earnings Per Share Disclosures [Abstract]
Basic weighted average shares outstanding							4,666,235	4,582,219
Diluted weighted average shares outstanding							4,666,235	4,582,219
Basic net (loss) income per share							$ (6.37)	$ (5.12)
Diluted net (loss) income per share							$ (6.37)	$ (5.12)
Common Stock [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net (loss) income, as adjusted	$ (15,576)		$ (4,716)		$ (37,896)	$ (9,784)
Common Stock [Member] | Zapata Computing, Inc. [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net (loss) income, as adjusted							$ (29,734)	$ (23,448)